Operating Expenses - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of General And Administrative Expense [Abstract]
Personnel expenses	€ 19,742	€ 22,613	€ 8,768
Fees	10,347	7,701	4,234
Rental	584	501	305
Insurance policies	1,367	1,853	1,239
Corporate communication and travel expenses	1,599	1,136	1,010
Depreciation and amortization	422	181	74
Others	1,776	1,020	1,229
Total general and administrative expenses	€ 35,837	€ 35,005	€ 16,859